Accruals and Other Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Accruals and Other Liabilities
Payables for purchase of property and equipment	¥ 715,561		¥ 1,121,715
Advance from customers	620,907		297,096
Payables for marketing events	596,110		436,610
Payable for R&D expenses	402,777		694,081
Salaries and benefits payable	494,726		344,922
Current portion of deferred revenue	383,430		189,172
Warranty liabilities	297,446		120,161
Accrued expenses	273,676		246,121
Interest payables	98,462		105,940
Payable to employees for options exercised	278,209
Current portion of deferred construction allowance	60,695		84,495
Current portion of finance lease liabilities	33,237		40,334
Payables for traveling expenses of employees	18,672		17,685
Investment deposit from investors			154,643
Other payables	330,116		363,666
Total	¥ 4,604,024	$ 705,600	¥ 4,216,641